Long-term debt (Disclosure of detailed information about loan balances) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total	$ 23,199,141	$ 40,262,470
Loan commitments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Drawn balance	25,237,409	43,328,396
Borrowing costs	(2,038,268)	(3,065,926)
Total	23,199,141	40,262,470
Loan commitments [Member] | Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Drawn balance	7,722,206	18,090,987
Borrowing costs	(662,372)	(1,042,478)
Total	7,059,834	17,048,509
Loan commitments [Member] | Long-term [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Drawn balance	17,515,203	25,237,409
Borrowing costs	(1,375,896)	(2,023,448)
Total	$ 16,139,307	$ 23,213,961